RETIREMENT AND POSTRETIREMENT BENEFITS - MAJOR CATEGORIES OF PLAN ASSETS (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Level 3
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	CAD 321	CAD 297	CAD 132
Pension
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	2,380	2,229	2,062
Pension | Cash and cash equivalents | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	47	37
Pension | Cash and cash equivalents | Level 1 | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	47	37
Pension | Canadian government bonds | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	137	131
Pension | Canadian government bonds | Level 1 | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	137	131
Pension | Corporate bonds and debentures | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	8	8
Pension | Corporate bonds and debentures | Level 1 | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	5	5
Pension | Corporate bonds and debentures | Level 2 | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	3	3
Pension | Canadian corporate bond index fund | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	277	259
Pension | Canadian corporate bond index fund | Level 1 | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	277	259
Pension | Canadian government bond index fund | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	214	201
Pension | Canadian government bond index fund | Level 1 | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	214	201
Pension | United States debt index fund | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	111	102
Pension | United States debt index fund | Level 1 | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	111	102
Pension | Equity securities | Canada | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	138	133
Pension | Equity securities | Canada | Level 1 | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	138	133
Pension | Equity securities | United States | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	2	2
Pension | Equity securities | United States | Level 1 | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	2	2
Pension | Equity securities | Global | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	144	131
Pension | Equity securities | Global | Level 1 | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	114	106
Pension | Equity securities | Global | Level 2 | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	30	25
Pension | Equity funds | Canada | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	287	253
Pension | Equity funds | Canada | Level 1 | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	287	253
Pension | Equity funds | United States | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	271	248
Pension | Equity funds | United States | Level 1 | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	271	243
Pension | Equity funds | United States | Level 2 | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value		5
Pension | Equity funds | Global | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	307	309
Pension | Equity funds | Global | Level 1 | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	167	161
Pension | Equity funds | Global | Level 2 | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	140	148
Pension | Infrastructure | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	184	182
Pension | Infrastructure | Level 3 | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	184	182
Pension | Real estate funds | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	137	115
Pension | Real estate funds | Level 3 | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	137	115
Pension | Foreign exchange contracts | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	4	(10)
Pension | Foreign exchange contracts | Level 2 | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	4	(10)
OPEB
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	115	115	CAD 99
OPEB | Cash and cash equivalents | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	1	2
OPEB | Cash and cash equivalents | Level 1 | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	1	2
OPEB | United States government and government agency bonds | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	45	46
OPEB | United States government and government agency bonds | Level 1 | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	45	46
OPEB | Equity funds | United States | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	35	34
OPEB | Equity funds | United States | Level 1 | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	35	34
OPEB | Equity funds | Global | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	34	34
OPEB | Equity funds | Global | Level 1 | Fair Value
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	CAD 34	CAD 34